SALE RESERVES AND ALLOWENCES (Tables)	9 Months Ended
Sep. 30, 2012
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	September 30, 2012	December 31, 2011

	U.S. $ in millions
Rebates	$2,890	$2,752
Chargebacks	1,273	1,052
Returns	490	510
Other	170	114
	$4,823	$4,428